PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 85.1% of Net Assets

Non-Convertible Bonds – 76.5%

	ABS Car Loan – 0.7%
$7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025, 144A	$6,769,594
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026, 144A	4,338,278
7,303,000	Hertz Vehicle Financing III LLC, Series 2022-1 1A, Class D, 4.850%, 6/25/2026, 144A	6,375,249
5,578,000	Hertz Vehicle Financing III LLC, Series 2022-3 3A, Class D, 6.310%, 3/25/2025, 144A	5,302,804
4,105,000	Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.560%, 9/25/2026, 144A	3,705,904

		26,491,829

	ABS Credit Card – 0.0%
975,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	956,326

	ABS Home Equity – 3.9%
7,765,000	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)	7,053,741
8,555,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(a)	7,721,589
5,350,000	CoreVest American Finance, Series 2021-1, Class D, 3.247%, 4/15/2053, 144A	4,193,806
1,510,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,168,203
11,209,280	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	10,304,220
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060, 144A	1,897,124
7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037, 144A	6,840,205
1,965,000	FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.238%, 8/17/2038, 144A	1,646,081
2,419,000	FRTKL, Series 2021-SFR1, Class F, 3.171%, 9/17/2038, 144A	2,016,856
6,955,790	Home Partners of America Trust, Series 2021-1, Class F, 3.325%, 9/17/2041, 144A	5,531,103
8,426,849	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	7,262,188
4,213,425	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	3,606,326
4,025,000	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2, 3.500%, 4/25/2061, 144A(a)	3,674,100
11,507,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038, 144A	9,855,611
3,623,000	Progress Residential Trust, Series 2021-SFR5, Class F, 3.158%, 7/17/2038, 144A	3,018,970
5,465,000	Progress Residential Trust, Series 2021-SFR6, Class F, 3.422%, 7/17/2038, 144A	4,695,204

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

ABS Home Equity – continued
$15,160,000	Progress Residential Trust, Series 2021-SFR7, Class F, 3.834%, 8/17/2040, 144A	$12,350,138
8,197,133	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	7,463,636
2,513,000	PRPM LLC, Series 2021-4, Class A2, 3.474%, 4/25/2026, 144A(a)	2,143,099
7,171,893	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	6,450,296
5,502,885	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026, 144A(a)	5,080,021
6,490,000	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(a)	6,431,810
8,130,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	7,713,061
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(a)	959,759
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059, 144A(a)	659,981
7,865,000	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A2, 3.967%, 9/25/2051, 144A(a)	7,116,806
3,970,000	VCAT LLC, Series 2021-NPL5, Class A2, 3.844%, 8/25/2051, 144A(a)	3,540,032

		140,393,966

	ABS Other – 1.3%
4,829,196	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	3,851,148
3,137,077	Apollo Aviation Securitization Equity Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047, 144A	2,361,472
1,342,355	Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, 2.741%, 8/15/2041, 144A	1,177,931
564,667	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035, 144A	494,764
73,421	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039, 144A	67,225
2,717,007	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046, 144A	2,327,633
14,126,394	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	11,772,880
13,897,879	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046, 144A(a)	10,243,358
10,233,090	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	8,378,240
8,882,535	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	7,132,632

		47,807,283

	ABS Whole Business – 0.1%
2,295,938	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	1,818,543

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – 0.9%
$1,995,000	Boeing Co. (The), 3.625%, 3/01/2048	$1,240,695
2,385,000	Boeing Co. (The), 3.750%, 2/01/2050	1,540,471
4,190,000	Boeing Co. (The), 3.825%, 3/01/2059	2,523,970
415,000	Boeing Co. (The), 3.850%, 11/01/2048	268,612
6,000,000	Boeing Co. (The), 3.900%, 5/01/2049	3,918,916
3,230,000	Boeing Co. (The), 5.150%, 5/01/2030	2,987,904
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	2,882,188
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	8,788,853
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	9,265,535

		33,417,144

	Airlines – 1.7%
14,196,233	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A	13,309,536
1,234,662	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,068,909
695,632	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	607,481
25,626,250	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	25,082,461
20,534,895	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	19,690,705
2,527,300	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	2,325,823

		62,084,915

	Automotive – 0.4%
1,625,000	Ford Motor Co., 3.250%, 2/12/2032	1,170,536
8,880,000	Ford Motor Co., 4.750%, 1/15/2043	5,883,799
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,195,978
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,394,953
2,845,000	General Motors Co., 5.200%, 4/01/2045	2,166,243
2,120,000	General Motors Co., 6.250%, 10/02/2043	1,841,494
540,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	438,057

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$865,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(b)	$741,407

		14,832,467

	Banking – 2.6%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	6,290,144
8,200,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(b)	6,391,979
7,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(b)	5,343,750
11,885,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(b)	7,324,725
9,000,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	6,613,376
7,220,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	6,979,069
7,050,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	6,557,558
2,945,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	1,909,019
16,322,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	10,992,009
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,340,450
14,965,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	10,630,687
1,830,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	1,736,806
2,890,000	Synchrony Bank, 5.400%, 8/22/2025	2,817,721
5,875,000	Synchrony Bank, 5.625%, 8/23/2027	5,614,209
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	11,004,387

		91,545,889

	Brokerage – 0.1%
3,893,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,635,994

	Building Materials – 1.5%
39,615,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	31,215,767
2,395,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	2,068,681
6,090,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(b)	4,879,643
1,265,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	904,475
1,859,000	Masco Corp., 6.500%, 8/15/2032	1,865,381

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$1,226,000	Masco Corp., 7.750%, 8/01/2029	$1,338,439
10,800,000	Owens Corning, 7.000%, 12/01/2036	11,131,725

		53,404,111

	Cable Satellite – 5.0%
34,275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	24,533,359
16,130,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	12,561,721
7,180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	5,127,158
17,890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	13,523,908
4,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	3,332,970
16,530,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	10,018,010
920,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	537,097
31,240,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	18,525,090
47,615,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	32,378,200
6,030,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	3,983,059
16,340,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	14,256,650
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	966,640
3,705,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	3,194,118
6,470,000	DISH DBS Corp., 5.125%, 6/01/2029	3,801,125
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	18,179,088
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	12,169,566

		177,087,759

	Chemicals – 0.8%
13,380,000	Ashland LLC, 3.375%, 9/01/2031, 144A	10,341,603
1,320,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,066,824

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$6,735,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	$4,771,747
2,825,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	2,632,971
2,080,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	1,932,882
905,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	753,412
6,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	5,473,620

		26,973,059

	Construction Machinery – 0.0%
1,530,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	1,420,016

	Consumer Cyclical Services – 2.5%
1,760,000	Expedia Group, Inc., 2.950%, 3/15/2031	1,365,370
1,465,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,188,129
10,550,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	8,628,634
5,500,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	6,201,250
9,620,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	7,835,490
8,665,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	7,284,015
18,350,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	17,065,500
38,025,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	37,264,500
1,125,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	1,123,222

		87,956,110

	Consumer Products – 0.5%
11,880,000	Avon Products, Inc., 8.450%, 3/15/2043	11,467,289
6,110,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	4,826,900

		16,294,189

	Electric – 1.0%
19,452,825	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	19,422,317
3,570,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027	3,703,875
9,050,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	7,059,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$3,825,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	$2,983,672
2,475,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,331,470

		35,500,334

	Finance Companies – 4.6%
10,600,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(b)	8,849,720
3,585,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(b)	2,689,087
11,555,000	Ares Capital Corp., 3.200%, 11/15/2031	8,236,285
2,005,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	1,683,014
5,955,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	4,939,300
7,650,000	FS KKR Capital Corp., 3.125%, 10/12/2028	5,940,507
7,005,000	FS KKR Capital Corp., 3.400%, 1/15/2026	6,180,738
14,755,000	Hercules Capital, Inc., 3.375%, 1/20/2027	12,235,753
135,000	Navient Corp., 5.000%, 3/15/2027	110,418
3,030,000	Navient Corp., 5.875%, 10/25/2024	2,871,119
950,000	Navient Corp., 6.750%, 6/15/2026	862,315
5,355,000	Navient Corp., MTN, 5.625%, 8/01/2033	3,599,524
4,774,000	Navient Corp., MTN, 6.125%, 3/25/2024	4,648,682
1,796,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,399,035
8,855,000	OneMain Finance Corp., 4.000%, 9/15/2030	6,213,642
4,075,000	OneMain Finance Corp., 7.125%, 3/15/2026	3,673,213
7,175,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	5,464,103
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	13,489,495
7,155,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	6,440,433
25,975,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	21,299,500
13,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	10,421,061
37,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	27,211,017

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	$6,620,758

		165,078,719

	Financial Other – 1.5%
1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	495,610
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026	306,600
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025	378,206
6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	1,729,380
2,060,000	Central China Real Estate Ltd., 7.250%, 4/24/2023	852,604
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	1,109,058
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	290,758
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025	732,128
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	1,252,668
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024	325,376
4,045,000	CFLD Cayman Investment Ltd., 9.000%, 7/31/2023(c)	347,870
2,370,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(c)	229,606
800,000	CFLD Cayman Investment Ltd., 7.125%, 4/08/2022(c)	67,585
2,835,000	CFLD Cayman Investment Ltd., 8.050%, 1/13/2025(c)	266,944
2,520,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(c)	237,686
2,955,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(c)	250,993
1,035,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(c)	68,010
2,400,000	China Aoyuan Group Ltd., 6.350%, 2/08/2024(c)	156,792
1,240,000	China Aoyuan Group Ltd., 7.950%, 2/19/2023(c)	81,542
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(c)	115,560
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(c)	253,621
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(c)	87,279
335,000	China Evergrande Group, 9.500%, 3/29/2024(c)	21,664

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026	$820,242
24,490,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	19,711,511
3,580,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,134,326
6,925,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(c)	747,831
1,415,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(c)	151,532
1,600,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(c)	176,704
8,085,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(c)	871,806
7,075,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(c)	752,426
4,795,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(c)	513,449
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026	215,680
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	601,638
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	550,219
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	216,480
11,820,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	9,281,592
2,880,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(c)	326,592
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(c)	46,344
1,830,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(c)	215,830
280,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(c)	33,897
1,970,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(c)	244,122
425,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(c)	59,946
3,610,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(c)	512,620
8,570,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(c)	1,219,082
290,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(c)	41,087
4,000,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(c)	568,680
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027	71,453
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026	446,202

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$23,285,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(c)	$1,434,123
1,245,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(c)	80,788
9,395,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(c)	588,879
5,345,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(c)	339,889
3,155,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(c)	200,532
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(c)	192,375
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(c)	15,706
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(c)	30,473

		54,071,596

	Food & Beverage – 1.2%
6,525,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	5,660,437
635,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	604,323
27,125,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	19,631,719
11,860,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	8,945,049
10,455,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	8,416,275

		43,257,803

	Gaming – 1.2%
12,960,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	8,873,358
3,845,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	2,890,368
12,590,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	11,870,481
740,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	688,725
6,885,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	6,214,359
5,680,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	5,187,120
4,920,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	4,629,857
4,050,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	3,980,138

		44,334,406

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – 1.2%
$495,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	$394,119
585,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	472,262
20,000,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	20,411,572
5,740,000	EcoPetrol S.A., 4.625%, 11/02/2031	4,018,000
6,535,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	6,086,704
6,586,000	Petroleos Mexicanos, 6.625%, 6/15/2035	4,198,575
12,239,000	Petroleos Mexicanos, 6.950%, 1/28/2060	6,773,063

		42,354,295

	Health Insurance – 0.8%
21,450,000	Centene Corp., 2.500%, 3/01/2031	16,168,616
6,390,000	Centene Corp., 2.625%, 8/01/2031	4,815,973
4,510,000	Centene Corp., 3.000%, 10/15/2030	3,571,649
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	3,505,862

		28,062,100

	Healthcare – 0.2%
1,980,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	1,646,984
2,110,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	1,701,553
6,380,000	HCA, Inc., 4.125%, 6/15/2029	5,595,195

		8,943,732

	Home Construction – 0.6%
23,546,000	PulteGroup, Inc., 6.000%, 2/15/2035	21,177,262

	Independent Energy – 3.9%
12,155,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	10,314,757
5,140,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	3,763,996
32,631,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	29,493,810
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	5,262,975
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	6,638,100

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$1,765,000	EQT Corp., 3.125%, 5/15/2026, 144A	$1,607,405
7,740,000	EQT Corp., 3.625%, 5/15/2031, 144A	6,452,575
6,740,000	EQT Corp., 3.900%, 10/01/2027	6,133,382
1,535,000	EQT Corp., 5.000%, 1/15/2029	1,432,211
2,120,000	EQT Corp., 5.678%, 10/01/2025	2,106,951
1,460,000	EQT Corp., 5.700%, 4/01/2028	1,431,311
550,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	518,732
10,835,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	9,966,250
17,908,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(c)(e)	358,160
9,520,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(c)(e)	190,400
370,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	364,450
32,720,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	33,210,800
590,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	629,825
590,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	656,847
10,085,000	Ovintiv, Inc., 6.500%, 8/15/2034	9,824,538
540,000	Ovintiv, Inc., 6.500%, 2/01/2038	524,340
2,715,000	Ovintiv, Inc., 6.625%, 8/15/2037	2,657,181
360,000	Ovintiv, Inc., 7.200%, 11/01/2031	367,066
1,200,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,250,079
1,495,000	Ovintiv, Inc., 8.125%, 9/15/2030	1,613,744
1,295,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,085,339
151,000	Southwestern Energy Co., 5.700%, 1/23/2025	147,844

		138,003,068

	Industrial Other – 0.1%
3,985,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	3,034,545

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Leisure – 0.8%
$8,710,000	Carnival Corp., 5.750%, 3/01/2027, 144A	$6,101,790
6,065,000	Carnival Corp., 6.000%, 5/01/2029, 144A	3,982,097
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	5,001,866
5,085,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	4,233,873
2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	1,781,002
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	169,070
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	8,617,872

		29,887,570

	Life Insurance – 1.1%
3,965,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	3,624,367
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	26,665,600
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	9,879,078

		40,169,045

	Lodging – 0.9%
7,620,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	5,836,148
1,745,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	1,332,412
5,385,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	4,346,234
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	3,283,720
13,945,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	10,812,883
7,670,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	6,062,658
970,000	Travel & Leisure Co., 6.000%, 4/01/2027	874,106
1,120,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,049,150

		33,597,311

	Media Entertainment – 1.5%
3,925,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	3,271,488
1,925,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	1,644,429

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$4,380,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	$3,683,208
1,325,000	Netflix, Inc., 4.875%, 4/15/2028	1,240,088
14,565,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	13,310,043
1,805,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	1,696,700
8,735,000	Netflix, Inc., 5.875%, 11/15/2028	8,523,438
11,900,000	Netflix, Inc., 6.375%, 5/15/2029	11,813,951
3,070,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029, 144A	2,655,335
4,720,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	3,886,259

		51,724,939

	Metals & Mining – 2.5%
22,016,000	ArcelorMittal S.A., 6.750%, 3/01/2041	20,154,204
2,630,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,426,780
35,930,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	32,337,000
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,742,125
9,590,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	7,361,840
22,815,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	20,278,200
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032, 144A	4,435,903
1,900,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,567,500

		90,303,552

	Midstream – 0.8%
11,365,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	8,984,236
1,430,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	1,339,951
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	2,042,975
2,760,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	2,619,944
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	510,396
320,000	Targa Resources Corp., 5.200%, 7/01/2027	307,833
3,515,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	2,905,323

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$880,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	$756,800
885,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	794,296
1,750,000	Western Midstream Operating LP, 4.300%, 2/01/2030	1,496,705
4,055,000	Western Midstream Operating LP, 5.300%, 3/01/2048	3,335,237
745,000	Western Midstream Operating LP, 5.450%, 4/01/2044	611,155
560,000	Western Midstream Operating LP, 5.500%, 8/15/2048	452,900
2,310,000	Western Midstream Operating LP, 5.500%, 2/01/2050	1,865,325

		28,023,076

	Non-Agency Commercial Mortgage-Backed Securities – 1.8%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	292,687
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1-month SOFR + 6.870%, 9.792%, 12/15/2023, 144A(f)	6,857,241
10,565,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 4.944%, 9/10/2045, 144A(a)	10,352,986
125,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	117,500
523,459	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	522,561
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	2,564,383
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	1,340,181
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.668%, 3/05/2033, 144A(a)	6,319,339
2,535,000	GS Mortgage Securities Trust, Series 2013-G1, Class B, 3.772%, 4/10/2031, 144A(a)	2,458,859
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.843%, 6/10/2047, 144A(a)	5,153,374
290,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.472%, 12/15/2047, 144A(a)	273,490
3,110,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(a)	2,929,434
4,010,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 4.618%, 11/15/2038, 144A(f)	3,819,120
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.495%, 8/15/2046(a)	775,960
2,779,532	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.336%, 3/15/2045, 144A(a)	2,657,713
5,285,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.432%, 7/15/2046(a)	4,960,500
4,340,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	3,753,802

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,315,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	$1,240,312
4,000,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.671%, 8/15/2046(a)	3,797,060
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.671%, 8/15/2046(a)	2,296,704
940,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	846,980

		63,330,186

	Paper – 0.4%
3,725,000	WestRock MWV LLC, 7.950%, 2/15/2031	4,192,117
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	9,824,551

		14,016,668

	Pharmaceuticals – 1.5%
1,945,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,253,942
14,285,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	5,259,880
425,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	164,794
3,045,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	1,137,250
9,810,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	3,689,053
465,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	173,503
765,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	291,434
1,309,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	1,010,901
7,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	6,382,780
3,295,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	2,703,547
21,480,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	12,836,039
12,705,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	10,790,484
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	7,197,776

		52,891,383

	Property & Casualty Insurance – 0.3%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.772%, 1/15/2033, 144A(d)(e)	1,532,475
10,900,000	Stewart Information Services Corp., 3.600%, 11/15/2031	8,401,529

		9,934,004

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Diversified – 0.1%
$2,735,000	EPR Properties, 3.600%, 11/15/2031	$1,954,046

	Restaurants – 0.5%
19,175,000	Yum! Brands, Inc., 4.625%, 1/31/2032	16,072,101

	Retailers – 0.4%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,388,341
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,555,860
3,975,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	3,189,938
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	5,739,066

		13,873,205

	Supermarkets – 0.1%
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	2,177,653

	Technology – 3.5%
10,205,000	Avnet, Inc., 5.500%, 6/01/2032	9,266,094
5,770,000	Block, Inc., 3.500%, 6/01/2031	4,473,568
2,140,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,499,496
8,435,000	Broadcom, Inc., 4.150%, 11/15/2030	7,300,871
1,480,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	1,283,714
1,735,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	1,408,969
18,245,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	14,205,057
400,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	356,000
15,295,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	11,547,725
14,915,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	12,165,569
13,035,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	11,481,549
1,215,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	996,208
1,230,000	Global Payments, Inc., 2.900%, 11/15/2031	940,421
2,290,000	Global Payments, Inc., 5.300%, 8/15/2029	2,153,619
4,135,000	Global Payments, Inc., 5.400%, 8/15/2032	3,837,160

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$13,195,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	$10,839,561
5,050,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	3,899,761
1,360,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	1,282,875
12,565,000	Oracle Corp., 3.950%, 3/25/2051	8,333,176
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	4,302,946
8,610,000	Western Digital Corp., 2.850%, 2/01/2029	6,691,177
750,000	Western Digital Corp., 3.100%, 2/01/2032	509,918
6,225,000	Western Digital Corp., 4.750%, 2/15/2026	5,764,225

		124,539,659

	Transportation Services – 0.5%
4,150,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	2,996,632
14,685,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	12,853,567
1,240,000	GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	1,008,120
255,000	GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	228,444

		17,086,763

	Treasuries – 18.3%
55,170,000	U.S. Treasury Bond, 2.250%, 2/15/2052	40,084,453
23,325,000	U.S. Treasury Bond, 3.250%, 5/15/2042	20,700,938
38,840,000	U.S. Treasury Note, 0.125%, 12/31/2022	38,523,589
90,085,000	U.S. Treasury Note, 0.125%, 1/31/2023	89,041,945
157,590,000	U.S. Treasury Note, 0.125%, 2/28/2023	155,232,306
53,450,000	U.S. Treasury Note, 0.125%, 4/30/2023	52,253,639
12,675,000	U.S. Treasury Note, 0.250%, 9/30/2023	12,173,941
137,335,000	U.S. Treasury Note, 0.500%, 11/30/2023	131,439,251
71,835,000	U.S. Treasury Note, 0.875%, 1/31/2024(g)	68,627,679
45,765,000	U.S. Treasury Note, 1.500%, 2/29/2024	44,009,483

		652,087,224

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – 2.9%
$10,875,000	CT Trust, 5.125%, 2/03/2032, 144A	$8,186,156
1,200,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	1,041,000
20,720,000	HTA Group Ltd., 7.000%, 12/18/2025	17,974,600
6,140,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	4,835,250
6,140,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	4,682,978
7,228,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	6,089,735
2,580,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	1,975,635
5,345,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	4,975,554
1,903,500	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	1,586,296
4,225,500	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	3,584,323
17,545,000	SBA Communications Corp., 3.125%, 2/01/2029	14,110,917
8,849,000	SoftBank Group Corp., 4.625%, 7/06/2028	7,012,832
4,091,000	SoftBank Group Corp., 5.250%, 7/06/2031	3,047,795
27,610,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	23,854,488

		102,957,559

	Wirelines – 0.3%
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	312,165
490,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	384,106
3,409,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,540,455
7,960,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	6,188,343

		9,425,069

	Total Non-Convertible Bonds (Identified Cost $3,299,178,046)	2,723,988,473

Convertible Bonds – 7.0%

	Airlines – 0.5%
16,795,000	Southwest Airlines Co., 1.250%, 5/01/2025	19,171,493

	Cable Satellite – 2.9%
125,000	Cable One, Inc., Zero Coupon, 6.042%, 3/15/2026(h)	94,937

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Cable Satellite – continued
$3,630,000	DISH Network Corp., 2.375%, 3/15/2024	$3,237,960
143,750,000	DISH Network Corp., 3.375%, 8/15/2026	98,900,000

		102,232,897

	Consumer Cyclical Services – 0.3%
455,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.571%, 2/15/2026(i)	304,777
13,205,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(i)	10,943,908
1,200,000	Zillow Group, Inc., 1.375%, 9/01/2026	1,159,800

		12,408,485

	Gaming – 0.1%
2,195,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	3,071,903

	Healthcare – 0.7%
32,010,000	Teladoc Health, Inc., 1.250%, 6/01/2027	23,408,913

	Leisure – 0.2%
11,050,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	6,846,138

	Media Entertainment – 0.4%
5,925,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	3,762,375
5,645,000	Snap, Inc., Zero Coupon, 6.697%-7.641%, 5/01/2027(i)	3,892,228
5,100,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(i)	4,003,500
1,655,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(h)	1,515,027

		13,173,130

	Pharmaceuticals – 1.3%
8,280,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	8,204,093
27,195,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,007,354
5,015,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026(h)	4,955,447
9,665,000	Livongo Health, Inc., 0.875%, 6/01/2025	8,114,154

		48,281,048

	Technology – 0.6%
315,000	Bentley Systems, Inc., 0.375%, 7/01/2027	237,352

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$5,380,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	$4,045,760
4,545,000	RingCentral, Inc., Zero Coupon, 7.146%-8.016%, 3/15/2026(i)	3,495,105
11,790,000	Splunk, Inc., 1.125%, 6/15/2027	9,276,094
4,020,000	Unity Software, Inc., Zero Coupon, 7.085%-7.592%, 11/15/2026, 144A(i)	2,914,500

		19,968,811

	Total Convertible Bonds (Identified Cost $333,757,802)	248,562,818

Municipals – 1.6%

	Virginia – 1.6%
64,380,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $64,374,495)	56,111,297

	Total Bonds and Notes (Identified Cost $3,697,310,343)	3,028,662,588

Senior Loans – 0.4%

	Independent Energy – 0.4%
12,660,000	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 11.455%, 11/01/2025(f)(j)	13,271,858

	Total Senior Loans (Identified Cost $12,660,906)	13,271,858

Collateralized Loan Obligations – 3.5%
6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3-month LIBOR + 3.100%, 5.810%, 10/20/2031, 144A(f)	5,881,946
4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 4.310%, 7/20/2034, 144A(f)	4,157,758
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3-month LIBOR + 2.850%, 5.560%, 7/20/2034, 144A(f)	4,300,861
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3-month LIBOR + 3.100%, 5.612%, 7/15/2034, 144A(f)	1,094,894
4,390,000	AIG CLO LLC, Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 5.709%, 4/22/2034, 144A(f)	3,768,569
3,780,000	AIG CLO LLC, Series 2021-2A, Class D, 3-month LIBOR + 3.050%, 5.760%, 7/20/2034, 144A(f)	3,250,876
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 5.512%, 10/15/2034, 144A(f)	2,378,926
3,025,000	Bain Capital Credit CLO Ltd, Series 2017-2A, Class DR2, 3-month LIBOR + 3.100%, 5.883%, 7/25/2034, 144A(f)	2,698,808
890,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3-month LIBOR + 1.400%, 4.384%, 11/20/2030, 144A(f)	836,476
1,505,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3-month LIBOR + 3.000%, 5.740%, 1/17/2032, 144A(f)	1,320,943
3,530,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 2.950%, 5.660%, 7/20/2032, 144A(f)	3,069,854

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3-month LIBOR + 3.250%, 5.762%, 7/15/2034, 144A(f)	$2,763,513
4,775,000	Crown City CLO I, Series 2020-1A, Class CR, 3-month LIBOR + 3.420%, 6.130%, 7/20/2034, 144A(f)	4,022,345
5,230,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.100%, 5.810%, 10/20/2034, 144A(f)	4,677,869
2,890,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 5.560%, 1/20/2034, 144A(f)	2,548,463
980,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 2.000%, 4.710%, 4/20/2031, 144A(f)	886,683
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3-month LIBOR + 3.000%, 5.710%, 4/20/2031, 144A(f)	2,559,367
10,665,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3-month LIBOR + 3.200%, 5.969%, 7/27/2031, 144A(f)	9,637,257
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 5.783%, 1/23/2031, 144A(f)	887,441
6,010,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 4.162%, 7/15/2034, 144A(f)	5,635,222
8,055,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3-month LIBOR + 3.100%, 5.810%, 7/20/2032, 144A(f)	6,980,978
7,155,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 3.150%, 5.662%, 7/15/2034, 144A(f)	6,348,889
3,125,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.300%, 5.812%, 7/15/2036, 144A(f)	2,773,191
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 4.360%, 7/02/2035, 144A(f)	7,751,040
6,450,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 2.900%, 5.610%, 7/02/2035, 144A(f)	5,659,662
9,695,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 4.238%, 10/17/2031, 144A(f)	9,152,565
970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 4.684%, 5/21/2034, 144A(f)	912,715
7,615,000	Palmer Square CLO Ltd., Series 2015-1A, Class CR4, 3-month LIBOR + 2.850%, 5.834%, 5/21/2034, 144A(f)	6,668,250
12,510,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 8.562%, 10/15/2034, 144A(f)	10,721,358
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 2.950%, 5.660%, 1/20/2031, 144A(f)	348,703
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 6.460%, 10/20/2034, 144A(f)	1,326,625

	Total Collateralized Loan Obligations (Identified Cost $140,547,562)	125,022,047

Shares

Common Stocks – 2.3%

	Aerospace & Defense – 0.1%
5,537	Lockheed Martin Corp.	2,138,888

	Air Freight & Logistics – 0.1%
10,370	United Parcel Service, Inc., Class B	1,675,170

	Beverages – 0.0%
25,703	Coca-Cola Co. (The)	1,439,882

Shares	Description	Value (†)

Common Stocks – continued

	Biotechnology – 0.1%
17,746	AbbVie, Inc.	$2,381,691

	Capital Markets – 0.1%
2,898	BlackRock, Inc.	1,594,711
16,710	Morgan Stanley	1,320,257

		2,914,968

	Communications Equipment – 0.0%
18,695	Cisco Systems, Inc.	747,800

	Containers & Packaging – 0.0%
6,017	Packaging Corp. of America	675,649

	Electric Utilities – 0.1%
11,815	Duke Energy Corp.	1,099,031
20,099	NextEra Energy, Inc.	1,575,963

		2,674,994

	Electrical Equipment – 0.0%
9,913	Emerson Electric Co.	725,830

	Food & Staples Retailing – 0.1%
1,157	Costco Wholesale Corp.	546,416
13,834	Walmart, Inc.	1,794,270

		2,340,686

	Health Care Equipment & Supplies – 0.0%
11,374	Abbott Laboratories	1,100,548

	Health Care Providers & Services – 0.1%
3,080	Elevance Health, Inc.	1,399,059
2,923	UnitedHealth Group, Inc.	1,476,232

		2,875,291

	Hotels, Restaurants & Leisure – 0.1%
19,843	Starbucks Corp.	1,671,971

	Household Products – 0.1%
17,076	Procter & Gamble Co. (The)	2,155,845

	IT Services – 0.0%
4,232	Accenture PLC, Class A	1,088,893

	Life Sciences Tools & Services – 0.0%
1,413	Thermo Fisher Scientific, Inc.	716,659

	Machinery – 0.1%
5,632	Cummins, Inc.	1,146,168
3,912	Deere & Co.	1,306,178

		2,452,346

	Media – 0.3%
1,317,588	Altice USA, Inc., Class A(d)	7,681,538
22,301	Comcast Corp., Class A	654,088
461,939	iHeartMedia, Inc., Class A(d)	3,386,013

		11,721,639

Shares	Description	Value (†)

Common Stocks – continued

	Metals & Mining – 0.0%
23,389	Newmont Corp.	$983,040

	Oil, Gas & Consumable Fuels – 0.1%
9,229	Battalion Oil Corp.(d)	109,825
4,515	Devon Energy Corp.	271,487
7,967	Pioneer Natural Resources Co.	1,725,095
41,359	Williams Cos., Inc. (The)	1,184,108

		3,290,515

	Pharmaceuticals – 0.1%
15,535	Bristol-Myers Squibb Co.	1,104,383
14,377	Johnson & Johnson	2,348,627
14,737	Merck & Co., Inc.	1,269,150

		4,722,160

	Professional Services – 0.0%
5,336	Clarivate PLC(d)	50,105

	REITs – Diversified – 0.1%
4,186	American Tower Corp.	898,734
170,849	NexPoint Diversified Real Estate Trust	2,144,155

		3,042,889

	Road & Rail – 0.0%
7,674	Union Pacific Corp.	1,495,049

	Semiconductors & Semiconductor Equipment – 0.1%
2,898	Broadcom, Inc.	1,286,741
21,455	Microchip Technology, Inc.	1,309,399
13,927	QUALCOMM, Inc.	1,573,472

		4,169,612

	Software – 0.1%
23,768	iQor Holdings, Inc.(d)	95,072
7,043	Microsoft Corp.	1,640,315

		1,735,387

	Specialty Retail – 0.0%
4,134	Home Depot, Inc. (The)	1,140,736

	Technology Hardware, Storage & Peripherals – 0.0%
11,545	Apple, Inc.	1,595,519

	Wireless Telecommunication Services – 0.5%
127,881	T-Mobile US, Inc.(d)	17,157,794

	Total Common Stocks (Identified Cost $116,261,080)	80,881,556

Shares	Description	Value (†)

Preferred Stocks – 2.0%

Convertible Preferred Stocks – 1.7%

	Banking – 0.6%
11,789	Bank of America Corp., Series L, 7.250%	$13,828,497
7,500	Wells Fargo & Co., Class A, Series L, 7.500%	9,030,000

		22,858,497

	Midstream – 0.3%
238,087	El Paso Energy Capital Trust I, 4.750%	10,921,051

	Technology – 0.2%
121,037	Clarivate PLC, Series A, 5.250%	5,161,017

	Wireless – 0.6%
17,902	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	20,137,960

	Total Convertible Preferred Stocks (Identified Cost $68,517,393)	59,078,525

Non-Convertible Preferred Stocks – 0.3%

	Home Construction – 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%	4,175,332

	REITs - Diversified – 0.0%
10,425	iStar, Inc., Series G, 7.650%	249,499

	REITs - Office Property – 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,875,300

	REITs - Warehouse/Industrials – 0.1%
116,192	Prologis, Inc., Series Q, 8.540%	6,390,560

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	12,690,691

	Total Preferred Stocks (Identified Cost $77,057,961)	71,769,216

Principal Amount (‡)

Short-Term Investments – 5.3%
$33,039,872	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $33,042,900 on 10/03/2022 collateralized by $34,363,800 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $33,700,682 including accrued interest(k)	33,039,872
58,420,000	U.S. Treasury Bills, 2.395%-2.415%, 10/20/2022(l)(m)	58,349,549
39,580,000	U.S. Treasury Bills, 2.545%, 11/10/2022(l)	39,467,040

Principal Amount (‡)	Description	Value (†)

$19,865,000	U.S. Treasury Bills, 2.580%, 11/17/2022(l)	$19,794,231
39,280,000	U.S. Treasury Bills, 3.125%, 2/23/2023(l)	38,728,379

	Total Short-Term Investments (Identified Cost $189,437,465)	189,379,071

	Total Investments – 98.6% (Identified Cost $4,233,275,317)	3,508,986,336

	Other assets less liabilities – 1.4%	50,360,429

	Net Assets – 100.0%	$3,559,346,765

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2022 is disclosed.

(b)	Perpetual bond with no specified maturity date.
(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)	Non-income producing security.

(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Variable rate security. Rate as of September 30, 2022 is disclosed.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 1.00%, to which the spread is added.
(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of Rule 144A holdings amounted to $1,395,284,060 or 39.2% of net assets.

ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2022, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 37 500, 5-Year	5.00%	12/20/2026	5.30%	35,244,000	$(344,385)	$(296,833)	$47,552

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	12/20/2022	914	$135,703,415	$125,218,000	$(10,485,415)

At September 30, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	12/20/2022	58	$7,277,075	$6,872,093	$404,982

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$—	$137,454,508	$548,560	$138,003,068
Property & Casualty Insurance	—	8,401,529	1,532,475	9,934,004
All Other Non-Convertible Bonds*	—	2,576,051,401	—	2,576,051,401

Total Non-Convertible Bonds	—	2,721,907,438	2,081,035	2,723,988,473

Convertible Bonds*	—	248,562,818	—	248,562,818
Municipals*	—	56,111,297	—	56,111,297

Total Bonds and Notes	—	3,026,581,553	2,081,035	3,028,662,588

Senior Loans*	—	13,271,858	—	13,271,858
Collateralized Loan Obligations	—	125,022,047	—	125,022,047
Common Stocks
Software	1,640,315	95,072	—	1,735,387
All Other Common Stocks*	79,146,169	—	—	79,146,169

Total Common Stocks	80,786,484	95,072	—	80,881,556

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	20,137,960	—	20,137,960
All Other Convertible Preferred Stocks*	38,940,565	—	—	38,940,565

Total Convertible Preferred Stocks	38,940,565	20,137,960	—	59,078,525

Non-Convertible Preferred Stocks
REITs - Office Property	—	1,875,300	—	1,875,300
REITs - Warehouse/Industrials	—	6,390,560	—	6,390,560
All Other Non-Convertible Preferred Stocks*	4,424,831	—	—	4,424,831

Total Non-Convertible Preferred Stocks	4,424,831	8,265,860	—	12,690,691

Total Preferred Stocks	43,365,396	28,403,820	—	71,769,216

Short-Term Investments	—	189,379,071	—	189,379,071

Total Investments	124,151,880	3,382,753,421	2,081,035	3,508,986,336

Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	47,552	—	47,552
Futures Contracts (unrealized appreciation)	404,982	—	—	404,982

Total	$124,556,862	$3,382,800,973	$2,081,035	$3,509,438,870

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(10,485,415)	$—	$—	$(10,485,415)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or September 30, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2022
Bonds and Notes
Non-Convertible Bonds Independent Energy	$1,832,190	$194,063	$—	$(1,477,693)	$—	$—	$—	$—	$548,560	$(1,477,693)
Property & Casualty Insurance	1,501,200	54,765	—	(23,490)	—	—	—	—	1,532,475	(23,490)

Total	$3,333,390	$248,828	$—	$(1,501,183)	$—	$—	$—	$—	$2,081,035	$(1,501,183)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts and swap agreements.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. As of September 30, 2022, the Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of September 30, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2022:

Assets	Unrealized appreciation on futures contracts
Exchange-traded/cleared asset derivatives
Interest rate contracts	$404,982

Liability	Unrealized depreciation on futures contracts	Swap agreements at value
Exchange-traded/cleared liability derivatives Credit contracts	$—	$(296,833)
Interest rate contracts	(10,485,415)	—

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of September 30, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 55,149,566	$55,149,566

Industry Summary at September 30, 2022 (Unaudited)

Treasuries	18.3%
Cable Satellite	7.9
Finance Companies	4.6
Independent Energy	4.3
Technology	4.3
ABS Home Equity	3.9
Wireless	3.5
Banking	3.2
Pharmaceuticals	2.9
Consumer Cyclical Services	2.8
Metals & Mining	2.5
Airlines	2.2
Other Investments, less than 2% each	29.4
Short-Term Investments	5.3
Collateralized Loan Obligations	3.5

Total Investments	98.6
Other assets less liabilities (including swap agreements and futures contracts)	1.4

Net Assets	100.0%